Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2015 Stock Plan Common Shares, no par value per share
Amount Registered | shares	2,136,409
Proposed Maximum Offering Price per Unit	0.57
Maximum Aggregate Offering Price	$ 1,217,753.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 186.44
Offering Note	Note 1.a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding common shares, no par value per share ("Common Shares"). Note 1.b. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $0.57, the average of the high and low price of the registrant's Common Shares as reported on the Nasdaq Capital Market on August 8, 2025. Note 1.c. Consists of 2,136,409 Common Shares previously reserved for issuance under the Registrant's 2015 Stock Option Plan, as amended (the "2015 Plan"). Shares available for issuance under the 2015 Plan were previously registered on a registration statement on Form S-8 filed with the Securities and Exchange Commission on September 7, 2022 (File No. 333-267319).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2025 Stock Option and Incentive Plan Common Shares, no par value per share
Amount Registered | shares	2,946,719
Proposed Maximum Offering Price per Unit	0.57
Maximum Aggregate Offering Price	$ 1,679,629.83
Fee Rate	0.01531%
Amount of Registration Fee	$ 257.15
Offering Note	See Offering Note 1.a. and 1.b. Consists of 2,946,719 Common Shares newly reserved for issuance under the Registrant's 2025 Stock Option and Incentive Plan.